                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08861

Morgan Stanley Value Fund
                (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)                 (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                                      (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: September 30, 2004

Date of reporting period: March 31, 2004


Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Value Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

FUND REPORT

For the Six-Month Period Ended March 31, 2004

TOTAL RETURN FOR THE SIX MONTHS ENDED MARCH 31, 2004

                                                               S&P        LIPPER
                                                              500/     MULTI-CAP
                                                  S&P        BARRA         VALUE
 CLASS      CLASS      CLASS      CLASS           500        VALUE         FUNDS
   A          B          C          D        INDEX(1)     INDEX(2)      INDEX(3)
 17.67%     17.25%     17.36%     17.87%      14.08%       18.33%         16.62%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information.

MARKET CONDITIONS

The U.S. equity markets continued to surge during the six-month period ended March 31, 2004. A market rally began in March 2003 on investor speculation about a swift conclusion of the Iraq conflict and long-anticipated improving economic conditions. The early months of the period saw the vindication of that market rally in the form of a number of positive economic indicators. Improved gross domestic product, higher manufacturing activity indexes and strong consumer spending all indicated that the U.S. economy was indeed on an upswing. Adding to the positive environment, the Federal Reserve kept interest rates at multidecade lows as job creation lagged expectations and inflation concerns remained minimal. In early 2004, however, the maturation of the economic cycle led some investors to take profits from cyclical gains for fear that inflation -- and soon afterward interest rates -- would be on the rise.

Following historical patterns of periods when economic conditions improved, cyclical sectors led the rally. Investors increased their exposure to these sectors early in the period, because they had attractive valuations and provided the best opportunity to benefit from economic growth. The economically sensitive basic materials, industrials and information technology sectors led as far as overall returns, but more-stable sectors gained in the second half of the period as investors sought defensive issues in anticipation of an interest-rate hike.

PERFORMANCE ANALYSIS

The Fund's performance was largely attributable to strong stock selection during the period. Some of our strongest stock picks came from oil services industry names such as Halliburton. Despite the negative media attention Halliburton has been receiving, it has been a strong turnaround story since earlier problems involving asbestos liability subsided. Another area of strong performance was the telecommunications sector. The Fund bought Sprint, Verizon and SBC during a period when they were all suffering from large amounts of debt, heavy competition and pricing pressures. The fundamentals of these companies were too sound for their stock prices to remain at historical lows; in the fourth quarter of 2003 and first quarter of 2004, they in fact began emerging from that period of distress.

While many of the Fund's holdings performed well during the period, not all lived up to our expectations. Several consumer staples companies hurt Fund performance, such as supermarket operator Kroger, which underperformed as price-cutting activity from heavy competition with Wal-Mart and other discount retailers hurt its profitability. Several health-care stocks also detracted from performance, namely the hospital chain Tenet -- which delivered disappointing news on its restructuring from accounting issues -- and the pharmaceutical company Wyeth.

   TOP 10 HOLDINGS
   Halliburton Company                                   4.6%
   Sprint Corp. (Fon Group)                              4.3
   Schlumberger Ltd.                                     3.8
   Freddie Mac                                           3.5
   Verizon Communications                                3.5
   Bristol Myers Squibb                                  3.1
   SBC Communications Inc.                               2.9
   Glaxosmithkline PLC-ADR                               2.9
   Bank America Corp.                                    2.3
   International Paper                                   2.2

   TOP 5 INDUSTRIES
   Major Telecommunications                            10.7%
   Pharmaceuticals: Major                              10.4
   Oilfield Services/Equipment                          8.4
   Electric Utilities                                   7.3
   Major Banks                                          5.7

Data as of March 31, 2004. Subject to change daily. All percentages are a percentage of net assets. Provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

INVESTMENT STRATEGY

THE FUND NORMALLY INVESTS AT LEAST 65% OF ITS ASSETS IN COMMON STOCK THAT THE FUND'S "INVESTMENT MANAGER," MORGAN STANLEY INVESTMENT ADVISORS INC., BELIEVES IS UNDERVALUED AND CURRENTLY IS NOT BEING RECOGNIZED WITHIN THE MARKET PLACE. IN DECIDING WHICH SECURITIES TO BUY, HOLD OR SELL, THE INVESTMENT MANAGER BEGINS WITH A UNIVERSE OF COMPANIES THAT HAVE ATTRIBUTES THAT MAY QUALIFY THEM AS VALUE COMPANIES. THE INVESTMENT MANAGER THEN SCREENS THESE COMPANIES FOR LIQUIDITY AND THEN RELATIVE VALUE USING AN APPROPRIATE VALUATION MEASURE FOR EACH SECTOR OR INDUSTRY. THE INVESTMENT MANAGER EVALUATES THE COMPANIES RELATIVE TO COMPETITIVE AND MARKET CONDITIONS WITHIN EACH INDUSTRY. THE INVESTMENT MANAGER THEN CONDUCTS A FUNDAMENTAL ANALYSIS OF EACH COMPANY TO IDENTIFY THOSE COMPANIES BELIEVED TO BE ATTRACTIVELY VALUED RELATIVE TO OTHER COMPANIES WITHIN THE INDUSTRY.

PROXY VOTING POLICIES AND PROCEDURES

A DESCRIPTION OF THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING (800) 869-NEWS. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT
HTTP://WWW.SEC.GOV.

PERFORMANCE SUMMARY


AVERAGE ANNUAL TOTAL RETURNS -- PERIOD ENDED MARCH 31, 2004

                              CLASS A SHARES*         CLASS B SHARES**        CLASS C SHARES(+)        CLASS D SHARES(++)
                             (since 11/25/98)         (since 11/25/98)         (since 11/25/98)          (since 11/25/98)
   SYMBOL                              VLUAX                     VLUBX                    VLUCX                    VLUDX
   1 YEAR                              46.54%(4)                 45.48%(4)                45.58%(4)                46.87%(4)
                                       38.85(5)                  40.48(5)                 44.58(5)            --
   5 YEARS                              4.36(4)                   3.58(4)                  3.62(4)                  4.67(4)
                                        3.24(5)                   3.23(5)                  3.62(5)            --
   SINCE INCEPTION                      3.31(4)                   2.53(4)                  2.56(4)                  3.59(4)
                                        2.27(5)                   2.36(5)                  2.56(5)            --

Past performance is no guarantee of future results and current performance may be lower or higher than the figures shown. For more up-to-date information, including month-end performance figures, please visit morganstanley.com or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

--------------------------------------------------------------------------------
Notes on Performance

(1) The Standard & Poor's 500 Index (S&P 500 ) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. Such costs would lower performance. It is not possible to invest directly in an index.

(2) The S&P 500/ Barra Value Index is a market capitalization-weighted index of the stocks in the S&P 500 Index having lower price-to-book ratios. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(3) The Lipper Multi-Cap Value Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Multi-Cap Value Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.

(4) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(5) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

*   The maximum front-end sales charge for Class A is 5.25%.

** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

+ The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.
++  Class D has no sales charge.

Morgan Stanley Value Fund
PORTFOLIO OF INVESTMENTS - MARCH 31, 2004 (UNAUDITED)

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Common Stocks (94.9%)
              Aluminum (0.8%)
   104,100    Alcoa, Inc. .............  $  3,611,229
                                         ------------
              Apparel/Footwear (0.9%)
   107,500    Jones Apparel Group,
               Inc. ...................     3,886,125
                                         ------------
              Auto Parts: O.E.M. (0.3%)
   138,300    Delphi Corp. ............     1,377,468
                                         ------------
              Broadcasting (1.4%)
   139,300    Clear Channel
               Communications, Inc. ...     5,899,355
                                         ------------
              Cable/Satellite TV (1.2%)
   473,400    Liberty Media Corp.
               (Class A)*..............     5,183,730
                                         ------------
              Chemicals: Major
              Diversified (3.3%)
   209,700    Dow Chemical Co. (The)...     8,446,716
   113,800    Du Pont (E.I.) de Nemours
               & Co. ..................     4,804,636
    29,800    Rohm & Haas Co. .........     1,187,232
                                         ------------
                                           14,438,584
                                         ------------
              Computer Peripherals
              (0.4%)
    18,400    Lexmark International,
               Inc.*...................     1,692,800
                                         ------------
              Computer Processing
              Hardware (1.7%)
   314,300    Hewlett-Packard Co. .....     7,178,612
                                         ------------
              Contract Drilling (3.4%)
   282,100    GlobalSantaFe Corp. .....     7,833,917
   240,100    Transocean Inc.*.........     6,696,389
                                         ------------
                                           14,530,306
                                         ------------
              Data Processing Services
              (0.6%)
    23,900    Affiliated Computer
               Services, Inc. (Class
               A)*.....................     1,240,410
    49,700    SunGard Data Systems
               Inc.*...................     1,361,780
                                         ------------
                                            2,602,190
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Department Stores (1.3%)
    63,600    Federated Department
               Stores, Inc. ...........  $  3,437,580
    57,100    May Department Stores
               Co. ....................     1,974,518
                                         ------------
                                            5,412,098
                                         ------------
              Drugstore Chains (0.6%)
    67,200    CVS Corp. ...............     2,372,160
                                         ------------
              Electric Utilities (7.3%)
    56,700    American Electric Power
               Co., Inc. ..............     1,866,564
   107,500    CenterPoint Energy,
               Inc. ...................     1,228,725
    60,200    Cinergy Corp. ...........     2,461,578
    54,600    Constellation Energy
               Group, Inc. ............     2,181,270
    61,200    Exelon Corp. ............     4,214,844
   237,600    FirstEnergy Corp. .......     9,285,408
    29,800    Public Service Enterprise
               Group, Inc. ............     1,400,004
    16,200    Scottish Power PLC (ADR)
               (United Kingdom)........       459,432
   301,200    TXU Corp. ...............     8,632,392
                                         ------------
                                           31,730,217
                                         ------------
              Electronic Components
              (0.7%)
   122,100    Flextronics International
               Ltd. (Singapore)*.......     2,102,562
    32,600    Jabil Circuit, Inc.*.....       959,418
                                         ------------
                                            3,061,980
                                         ------------
              Electronic Equipment/
              Instruments (0.1%)
    67,400    JDS Uniphase Corp.*......       274,318
                                         ------------
              Electronic Production
              Equipment (0.1%)
    14,400    Novellus Systems,
               Inc.*...................       457,776
                                         ------------
              Electronics/ Appliances
              (0.5%)
    90,000    Eastman Kodak Co. .......     2,355,300
                                         ------------

6
                       See Notes to Financial Statements

Morgan Stanley Value Fund
PORTFOLIO OF INVESTMENTS - MARCH 31, 2004 (UNAUDITED) continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Finance/Rental/ Leasing
              (4.0%)
    29,200    Fannie Mae...............  $  2,171,020
   260,300    Freddie Mac..............    15,373,318
                                         ------------
                                           17,544,338
                                         ------------
              Financial Conglomerates
              (2.4%)
   164,400    Citigroup Inc. ..........     8,499,480
    47,400    J.P. Morgan Chase &
               Co. ....................     1,988,430
                                         ------------
                                           10,487,910
                                         ------------
              Food Retail (1.0%)
   260,300    Kroger Co.*..............     4,331,392
                                         ------------
              Food: Major Diversified
              (1.8%)
   114,900    Kraft Foods Inc. (Class
               A)......................     3,677,949
    58,400    Unilever N.V.
               (Netherlands)...........     4,055,296
                                         ------------
                                            7,733,245
                                         ------------
              Gas Distributors (0.4%)
    79,200    NiSource, Inc. ..........     1,683,000
                                         ------------
              Household/Personal Care
              (2.2%)
   151,600    Kimberly-Clark Corp. ....     9,565,960
                                         ------------
              Industrial Specialties
              (0.4%)
    31,900    PPG Industries, Inc. ....     1,859,770
                                         ------------
              Information Technology
              Services (0.6%)
    23,900    Amdocs Ltd.*.............       664,181
    22,300    International Business
               Machines Corp. .........     2,048,032
                                         ------------
                                            2,712,213
                                         ------------
              Integrated Oil (4.0%)
    99,400    BP PLC (ADR) (United
               Kingdom)................     5,089,280
    47,800    ConocoPhillips...........     3,336,918
    65,400    Petroleo Brasileiro S.A.
               (ADR) (Brazil)..........     2,190,900

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
    32,100    Royal Dutch Petroleum Co.
               (Netherlands)...........  $  1,527,318
    58,400    Total SA (ADR)
               (France)................     5,372,800
                                         ------------
                                           17,517,216
                                         ------------
              Internet Software/
              Services (0.2%)
    37,400    Check Point Software
               Technologies Ltd.*......       851,598
                                         ------------
              Investment Banks/ Brokers
              (0.4%)
     3,500    Goldman Sachs Group, Inc.
               (The)...................       365,225
    24,400    Merrill Lynch & Co.,
               Inc. ...................     1,453,264
                                         ------------
                                            1,818,489
                                         ------------
              Life/Health Insurance
              (1.4%)
    76,900    MetLife, Inc. ...........     2,743,792
    64,500    Torchmark Corp. .........     3,469,455
                                         ------------
                                            6,213,247
                                         ------------
              Major Banks (5.7%)
   123,300    Bank of America Corp. ...     9,984,834
    97,000    PNC Financial Services
               Group...................     5,375,740
    14,600    SunTrust Banks, Inc. ....     1,017,766
   148,300    Wells Fargo & Co. .......     8,404,161
                                         ------------
                                           24,782,501
                                         ------------
              Major Telecommunications
              (10.7%)
   511,900    SBC Communications,
               Inc. ...................    12,562,026
 1,007,900    Sprint Corp. (FON
               Group)..................    18,575,597
   415,100    Verizon Communications
               Inc. ...................    15,167,754
                                         ------------
                                           46,305,377
                                         ------------
              Managed Health Care
              (1.6%)
    79,200    Aetna, Inc. .............     7,105,824
                                         ------------
              Media Conglomerates
              (1.4%)
   250,500    Disney (Walt) Co.
               (The)...................     6,259,995
                                         ------------

                                                                               7
                       See Notes to Financial Statements

Morgan Stanley Value Fund
PORTFOLIO OF INVESTMENTS - MARCH 31, 2004 (UNAUDITED) continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Medical Distributors
              (0.6%)
    46,000    AmerisourceBergen
               Corp. ..................  $  2,515,280
                                         ------------
              Motor Vehicles (0.4%)
    39,100    General Motors Corp. ....     1,841,610
                                         ------------
              Oilfield Services/
              Equipment (8.4%)
   661,000    Halliburton Co. .........    20,087,790
   259,600    Schlumberger Ltd. .......    16,575,460
                                         ------------
                                           36,663,250
                                         ------------
              Packaged Software (0.5%)
    84,100    Microsoft Corp. .........     2,099,977
                                         ------------
              Pharmaceuticals: Major
              (10.4%)
   564,000    Bristol-Myers Squibb
               Co. ....................    13,665,720
   310,700    GlaxoSmithKline PLC (ADR)
               (United Kingdom)........    12,412,465
    32,900    Merck & Co. Inc. ........     1,453,851
   187,900    Pfizer Inc. .............     6,585,895
    49,600    Roche Holdings Ltd. (ADR)
               (Switzerland)...........     4,749,200
   231,700    Schering-Plough Corp. ...     3,758,174
    62,600    Wyeth....................     2,350,630
                                         ------------
                                           44,975,935
                                         ------------
              Property -- Casualty
              Insurers (3.3%)
   131,300    Allstate Corp. (The).....     5,968,898
       200    Berkshire Hathaway, Inc.
               (Class B)*..............       622,202
    87,400    Chubb Corp. (The)........     6,077,796
    83,600    Travelers Property
               Casualty Corp. (Class
               A)......................     1,433,740
     7,600    Travelers Property
               Casualty Corp. (Class
               B)......................       131,252
                                         ------------
                                           14,233,888
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Pulp & Paper (4.1%)
   240,900    Georgia-Pacific Corp. ...  $  8,115,921
   228,500    International Paper
               Co. ....................     9,656,410
                                         ------------
                                           17,772,331
                                         ------------
              Railroads (0.6%)
    80,100    Burlington Northern Santa
               Fe Corp. ...............     2,523,150
                                         ------------
              Restaurants (0.5%)
    86,500    Darden Restaurants,
               Inc. ...................     2,144,335
                                         ------------
              Semiconductors (0.1%)
    12,200    Intel Corp. .............       331,840
                                         ------------
              Specialty Insurance
              (1.1%)
    45,800    Ambac Financial Group,
               Inc. ...................     3,379,124
    55,400    Assurant, Inc.*..........     1,393,310
                                         ------------
                                            4,772,434
                                         ------------
              Specialty Stores (0.3%)
    42,500    Boise Cascade Corp. .....     1,472,625
                                         ------------
              Telecommunication
              Equipment (0.6%)
    79,200    Nokia Corp. (ADR)
               (Finland)...............     1,606,176
    41,700    Telefonaktiebolaget LM
               Ericsson (ADR)
               (Sweden)*...............     1,157,175
                                         ------------
                                            2,763,351
                                         ------------
              Tobacco (1.2%)
    94,100    Altria Group, Inc. ......     5,123,745
                                         ------------
              Total Common Stocks
              (Cost $363,107,259)......   412,070,074
                                         ------------

8
                       See Notes to Financial Statements

Morgan Stanley Value Fund
PORTFOLIO OF INVESTMENTS - MARCH 31, 2004 (UNAUDITED) continued

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                   VALUE
------------------------------------------------------
              Short-Term Investment (5.6%)
              Repurchase Agreement
 $  24,340    Joint repurchase
               agreement account 1.055%
               due 04/01/04 (dated
               03/31/04; proceeds
               $24,340,713) (a)
               (Cost $24,340,000)......  $ 24,340,000
                                         ------------

Total Investments
(Cost $387,447,259) (b).....   100.5%     436,410,074
Liabilities in Excess of
Other Assets................   (0.5)       (1,980,999)
                               -----     ------------
Net Assets..................   100.0%    $434,429,075
                               =====     ============

---------------------------------------------------

    ADR  American Depository Receipt.
    *    Non-income producing security.
    (a) Collateralized by federal agency and U.S. Treasury obligations.
    (b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
         The aggregate gross unrealized appreciation is $55,192,257 and the aggregate gross unrealized depreciation is $6,229,442, resulting in net unrealized appreciation of $48,962,815.

                                                                               9
                       See Notes to Financial Statements

Morgan Stanley Value Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
March 31, 2004 (unaudited)

Assets:
Investments in securities, at value
  (cost $387,447,259).......................................  $436,410,074
Receivable for:
    Shares of beneficial interest sold......................     1,053,885
    Dividends...............................................       875,267
    Foreign withholding taxes reclaimed.....................        10,072
Prepaid expenses and other assets...........................       111,144
                                                              ------------
    Total Assets............................................   438,460,442
                                                              ------------
Liabilities:
Payable for:
    Investments purchased...................................     2,692,330
    Shares of beneficial interest redeemed..................       570,550
    Investment management fee...............................       393,836
    Distribution fee........................................       325,847
Accrued expenses and other payables.........................        48,804
                                                              ------------
    Total Liabilities.......................................     4,031,367
                                                              ------------
    Net Assets..............................................  $434,429,075
                                                              ============
Composition of Net Assets:
Paid-in-capital.............................................  $472,047,004
Net unrealized appreciation.................................    48,962,815
Accumulated undistributed net investment income.............       266,384
Accumulated net realized loss...............................   (86,847,128)
                                                              ------------
    Net Assets..............................................  $434,429,075
                                                              ============
Class A Shares:
Net Assets..................................................   $14,075,869
Shares Outstanding (unlimited authorized, $.01 par value)...     1,193,740
    Net Asset Value Per Share...............................        $11.79
                                                              ============
    Maximum Offering Price Per Share,
      (net asset value plus 5.54% of net asset value).......        $12.44
                                                              ============
Class B Shares:
Net Assets..................................................  $338,908,281
Shares Outstanding (unlimited authorized, $.01 par value)...    29,665,185
    Net Asset Value Per Share...............................        $11.42
                                                              ============
Class C Shares:
Net Assets..................................................   $25,319,040
Shares Outstanding (unlimited authorized, $.01 par value)...     2,214,158
    Net Asset Value Per Share...............................        $11.44
                                                              ============
Class D Shares:
Net Assets..................................................   $56,125,885
Shares Outstanding (unlimited authorized, $.01 par value)...     4,704,345
    Net Asset Value Per Share...............................        $11.93
                                                              ============

10
                       See Notes to Financial Statements

Morgan Stanley Value Fund
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended March 31, 2004 (unaudited)

Net Investment Income:
Income
Dividends (net of $14,251 foreign withholding tax)..........  $ 4,725,922
Interest....................................................       95,413
                                                              -----------
    Total Income............................................    4,821,335
                                                              -----------
Expenses
Investment management fee...................................    2,110,084
Distribution fee (Class A shares)...........................       17,383
Distribution fee (Class B shares)...........................    1,657,725
Distribution fee (Class C shares)...........................      114,024
Transfer agent fees and expenses............................      357,560
Registration fees...........................................       92,616
Shareholder reports and notices.............................       31,345
Professional fees...........................................       30,381
Custodian fees..............................................       14,835
Trustees' fees and expenses.................................          276
Other.......................................................        5,709
                                                              -----------
    Total Expenses..........................................    4,431,938
                                                              -----------
    Net Investment Income...................................      389,397
                                                              -----------
Net Realized and Unrealized Gain:
Net realized gain...........................................   47,048,767
Net change in unrealized appreciation.......................   18,347,303
                                                              -----------
    Net Gain................................................   65,396,070
                                                              -----------
Net Increase................................................  $65,785,467
                                                              ===========

                                                                              11
                       See Notes to Financial Statements

Morgan Stanley Value Fund
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                               FOR THE SIX        FOR THE YEAR
                                                               MONTHS ENDED          ENDED
                                                              MARCH 31, 2004   SEPTEMBER 30, 2003
                                                              --------------   ------------------
                                                               (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................   $    389,397       $    501,994
Net realized gain (loss)....................................     47,048,767        (54,026,956)
Net change in unrealized appreciation.......................     18,347,303        143,646,172
                                                               ------------       ------------
    Net Increase............................................     65,785,467         90,121,210
                                                               ------------       ------------
Dividends to Shareholders from Net Investment Income:
Class A shares..............................................       (106,507)         --
Class B shares..............................................       --                --
Class C shares..............................................         (5,176)         --
Class D shares..............................................       (513,324)         --
                                                               ------------       ------------
    Total Dividends.........................................       (625,007)         --
                                                               ------------       ------------

Net decrease from transactions in shares of beneficial
  interest..................................................    (15,460,266)       (85,109,647)
                                                               ------------       ------------
    Net Increase............................................     49,700,194          5,011,563
Net Assets:
Beginning of period.........................................    384,728,881        379,717,318
                                                               ------------       ------------
End of Period
(Including accumulated undistributed net investment income
of $266,384 and $501,994, respectively).....................   $434,429,075       $384,728,881
                                                               ============       ============

12
                       See Notes to Financial Statements

Morgan Stanley Value Fund
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2004 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Value Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is total return. The Fund seeks to achieve its objective by investing, under normal circumstances, at least 65% of the value of its total assets in common stocks and other equity securities that are believed to be attractively valued relative to other companies within the industry. The Fund was organized as a Massachusetts business trust on June 9, 1998 and commenced operations on November 25, 1998.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such

Morgan Stanley Value Fund
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2004 (UNAUDITED) continued

securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Manager using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Morgan Stanley Value Fund
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2004 (UNAUDITED) continued

2. Investment Management and Sub-Advisory Agreements

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined as of the close of each business day: 1.00% to the portion of the daily net assets not exceeding $1 billion and 0.90% to the portion of daily net assets exceeding $1 billion. Effective May 1, 2004, the Investment Management fee was amended as follows:
0.50% to the portion of daily net assets not exceeding $1 billion; 0.45% to the portion of daily net assets exceeding $1 billion but not exceeding $2 billion; 0.40% to the portion of daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.35% to the portion of daily net assets exceeding $3 billion.

Prior to November 28, 2003, under a Sub-Advisory Agreement between the Morgan Stanley Investments LP (the "Sub-Advisor"), an affiliate of the Investment Manager, and the Investment Manager, the Sub-Advisor provided the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. Effective November 28, 2003, the Investment Manager assumed the Sub-Advisor's responsibility. For the period October 1, 2003 through November 27, 2003, the Investment Manager paid the Sub-Advisor compensation of $260,019.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $10,985,154 at March 31, 2004.

Morgan Stanley Value Fund
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2004 (UNAUDITED) continued

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended March 31, 2004, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 0.93%, respectively.

The Distributor has informed the Fund that for the six months ended March 31, 2004, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $342,839 and $926, respectively and received $30,246 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended March 31, 2004, aggregated $272,896,685 and $292,110,782, respectively.

For the six months ended March 31, 2004, the Fund incurred brokerage commissions of $3,555 with Morgan Stanley & Co., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

At March 31, 2004, Morgan Stanley Fund of Funds -- Domestic Portfolio, an affiliate of the Investment Manager and Distributor, held 300,590 Class D shares of beneficial interest of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Manager, Sub-Advisor and Distributor, is the Fund's transfer agent.

5. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

Morgan Stanley Value Fund
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2004 (UNAUDITED) continued

As of September 30, 2003, the Fund had a net capital loss carryforward of $97,181,120 of which $423,788 will expire on September 30, 2008, $1,571,663 will expire on September 30, 2009, $5,788,690 will expire on September 30, 2010 and $89,396,979 will expire on September 30, 2011 to offset future capital gains to the extent provided by regulations.

As of September 30, 2003, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year) and capital loss deferrals on wash sales.

6. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                         FOR THE SIX                     FOR THE YEAR
                                                        MONTHS ENDED                         ENDED
                                                       MARCH 31, 2004                 SEPTEMBER 30, 2003
                                                  -------------------------       ---------------------------
                                                         (unaudited)
                                                    SHARES        AMOUNT            SHARES         AMOUNT
                                                  ----------   ------------       -----------   -------------
CLASS A SHARES
Sold............................................     154,906   $  1,790,665           308,540   $   2,929,165
Reinvestments of dividends......................       8,236         89,691           --             --
Redeemed........................................    (254,235)    (2,887,250)         (474,268)     (4,254,385)
                                                  ----------   ------------       -----------   -------------
Net decrease - Class A..........................     (91,093)    (1,006,894)         (165,728)     (1,325,220)
                                                  ----------   ------------       -----------   -------------
CLASS B SHARES
Sold............................................   2,825,113     31,067,519         4,118,775      36,654,680
Reinvestments of dividends......................      --            --                --             --
Redeemed........................................  (4,419,743)   (48,288,639)      (14,922,539)   (129,126,549)
                                                  ----------   ------------       -----------   -------------
Net decrease - Class B..........................  (1,594,630)   (17,221,120)      (10,803,764)    (92,471,869)
                                                  ----------   ------------       -----------   -------------
CLASS C SHARES
Sold............................................     235,706      2,604,074           284,382       2,519,286
Reinvestments of dividends......................         468          4,955           --             --
Redeemed........................................    (285,718)    (3,147,584)         (860,425)     (7,283,192)
                                                  ----------   ------------       -----------   -------------
Net decrease - Class C..........................     (49,544)      (538,555)         (576,043)     (4,763,906)
                                                  ----------   ------------       -----------   -------------
CLASS D SHARES
Sold............................................   1,107,614     12,571,805         2,488,656      24,309,579
Reinvestments of dividends......................      32,991        363,234           --             --
Redeemed........................................    (855,007)    (9,628,736)       (1,271,868)    (10,858,231)
                                                  ----------   ------------       -----------   -------------
Net increase - Class D..........................     285,598      3,306,303         1,216,788      13,451,348
                                                  ----------   ------------       -----------   -------------
Net decrease in Fund............................  (1,449,669)  $(15,460,266)      (10,328,747)  $ (85,109,647)
                                                  ==========   ============       ===========   =============

Morgan Stanley Value Fund
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2004 (UNAUDITED) continued

7. Legal Matters

The Investment Manager, certain affiliates of the Investment Manager, certain officers of such affiliates and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment Manager allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Manager or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, recessionary damages, fees and costs. The defendants intend to move to dismiss the action and otherwise vigorously to defend it. While the Fund believes that it has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

Morgan Stanley Value Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                                FOR THE PERIOD
                                       FOR THE SIX            FOR THE YEAR ENDED SEPTEMBER 30,                NOVEMBER 25, 1998*
                                       MONTHS ENDED  --------------------------------------------------            THROUGH
                                      MARCH 31, 2004   2003          2002          2001          2000         SEPTEMBER 30, 1999
                                      -------------- --------      --------      --------      --------       ------------------
                                       (unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of
 period.............................      $10.10      $ 7.86        $10.74        $10.33        $ 9.30              $10.00
                                          ------      ------        ------        ------        ------              ------
Income (loss) from investment
 operations:
    Net investment income++.........        0.04        0.07          0.04          0.06          0.05                0.05
    Net realized and unrealized gain
    (loss)..........................        1.74        2.17         (2.92)         0.35          0.98               (0.74)
                                          ------      ------        ------        ------        ------              ------
Total income (loss) from investment
 operations.........................        1.78        2.24         (2.88)         0.41          1.03               (0.69)
                                          ------      ------        ------        ------        ------              ------
Less dividends in excess of net
 investment income..................       (0.09)         --            --            --            --               (0.01)
                                          ------      ------        ------        ------        ------              ------
Net asset value, end of period......      $11.79      $10.10        $ 7.86        $10.74        $10.33              $ 9.30
                                          ======      ======        ======        ======        ======              ======
Total Return+.......................       17.67%(1)   28.50%       (26.82)%        3.97%        11.08%              (6.88)%(1)
Ratios to Average Net Assets(3):
Expenses............................        1.50%(2)    1.53%         1.42%         1.45%         1.58%               1.59 %(2)
Net investment income...............        0.78%(2)    0.78%         0.36%         0.50%         0.51%               0.54 %(2)
Supplemental Data:
Net assets, end of period, in
 thousands..........................     $14,076     $12,972       $11,396       $26,350        $7,335              $5,779
Portfolio turnover rate.............          68%(1)      61%           56%           45%          158%                 52 %(1)

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                                                                              19
                       See Notes to Financial Statements

Morgan Stanley Value Fund
FINANCIAL HIGHLIGHTS continued

                                                                                                           FOR THE PERIOD
                                   FOR THE SIX           FOR THE YEAR ENDED SEPTEMBER 30,                NOVEMBER 25, 1998*
                                   MONTHS ENDED  -------------------------------------------------            THROUGH
                                  MARCH 31, 2004   2003      2002           2001           2000          SEPTEMBER 30, 1999
                                  -------------- --------- ---------      ---------      ---------       ------------------
                                   (unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of
 period.........................       $ 9.74       $7.64    $10.52         $10.20         $ 9.25               $10.00
                                       ------       -----    ------         ------         ------               ------
Income (loss) from investment
 operations:
    Net investment income
    (loss)++....................         0.00        0.00     (0.04)         (0.03)         (0.02)               (0.02)
    Net realized and unrealized
    gain (loss).................         1.68        2.10     (2.84)          0.35           0.97                (0.72)
                                       ------       -----    ------         ------         ------               ------
Total income (loss) from
 investment operations..........         1.68        2.10     (2.88)          0.32           0.95                (0.74)
                                       ------       -----    ------         ------         ------               ------
Less dividends in excess of net
 investment income..............           --          --        --             --             --                (0.01)
                                       ------       -----    ------         ------         ------               ------
Net asset value, end of
 period.........................       $11.42       $9.74    $ 7.64         $10.52         $10.20               $ 9.25
                                       ======       =====    ======         ======         ======               ======
Total Return+...................        17.25%(1)    27.49%   (27.38)%        3.14%         10.27%               (7.45)%(1)
Ratios to Average Net Assets(3):
Expenses........................         2.25%(2)     2.28%     2.18%         2.21%          2.34%                2.34 %(2)
Net investment income (loss)....         0.03%(2)     0.03%    (0.40)%       (0.26)%        (0.25)%              (0.21)%(2)
Supplemental Data:
Net assets, end of period, in
 thousands......................     $338,908    $304,486  $321,210       $470,659       $115,873             $122,040
Portfolio turnover rate.........           68%(1)       61%       56%           45%           158%                  52 %(1)

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

20
                       See Notes to Financial Statements

Morgan Stanley Value Fund
FINANCIAL HIGHLIGHTS continued

                                                                                                                 FOR THE PERIOD
                               FOR THE SIX                     FOR THE YEAR ENDED SEPTEMBER 30,                NOVEMBER 25, 1998*
                               MONTHS ENDED           --------------------------------------------------            THROUGH
                              MARCH 31, 2004            2003          2002          2001          2000         SEPTEMBER 30, 1999
                              --------------          --------      --------      --------      --------       ------------------
                               (unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning
 of period..................      $ 9.75                $7.64        $10.52        $10.20        $ 9.26              $10.00
                                  ------                -----        ------        ------        ------              ------
Income (loss) from
 investment operations:
    Net investment income
    (loss)++................        0.01                 0.01         (0.04)        (0.03)        (0.02)              (0.01)
    Net realized and
    unrealized gain
    (loss)..................        1.68                 2.10         (2.84)         0.35          0.96               (0.72)
                                  ------                -----        ------        ------        ------              ------
Total income (loss) from
 investment operations......        1.69                 2.11         (2.88)         0.32          0.94               (0.73)
                                  ------                -----        ------        ------        ------              ------
Less dividends in excess of
 net investment income......        0.00**                 --            --            --            --               (0.01)
                                  ------                -----        ------        ------        ------              ------
Net asset value, end of
 period.....................      $11.44                $9.75        $ 7.64        $10.52        $10.20              $ 9.26
                                  ======                =====        ======        ======        ======              ======
Total Return+...............       17.36%(1)            27.62%       (27.38)%        3.14%        10.15%              (7.35)%(1)
Ratios to Average Net
Assets(3):
Expenses....................        2.18%(2)             2.21%         2.18%         2.21%         2.34%               2.21 %(2)
Net investment income
 (loss).....................        0.10%(2)             0.10%        (0.40)%       (0.26)%       (0.25)%             (0.08)%(2)
Supplemental Data:
Net assets, end of period,
 in thousands...............     $25,319              $22,068       $21,688       $28,097        $6,349              $6,263
Portfolio turnover rate.....          68%(1)               61%           56%           45%          158%                 52 %(1)

---------------------

     *   Commencement of operations.
    **   Less than $.005 per share.
    ++   The per share amounts were computed using an average number of shares outstanding during the period.
     +   Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

                                                                              21
                       See Notes to Financial Statements

Morgan Stanley Value Fund
FINANCIAL HIGHLIGHTS continued

                                                                                                                 FOR THE PERIOD
                               FOR THE SIX                     FOR THE YEAR ENDED SEPTEMBER 30,                NOVEMBER 25, 1998*
                               MONTHS ENDED           --------------------------------------------------            THROUGH
                              MARCH 31, 2004            2003          2002          2001          2000         SEPTEMBER 30, 1999
                              --------------          --------      --------      --------      --------       ------------------
                               (unaudited)
Class D Shares
Selected Per Share Data:
Net asset value, beginning
 of period..................      $10.23               $ 7.94        $10.83        $10.39        $ 9.32              $10.00
                                  ------               ------        ------        ------        ------              ------
Income (loss) from
 investment operations:
    Net investment
    income++................        0.06                 0.09          0.06          0.09          0.07                0.06
    Net realized and
    unrealized gain
    (loss)..................        1.76                 2.20         (2.95)         0.35          1.00               (0.72)
                                  ------               ------        ------        ------        ------              ------
Total income (loss) from
 investment operations......        1.82                 2.29         (2.89)         0.44          1.07               (0.66)
                                  ------               ------        ------        ------        ------              ------
Less dividends in excess of
 net investment income......       (0.12)                  --            --            --            --               (0.02)
                                  ------               ------        ------        ------        ------              ------
Net asset value, end of
 period.....................      $11.93               $10.23        $ 7.94        $10.83        $10.39              $ 9.32
                                  ======               ======        ======        ======        ======              ======
Total Return+...............       17.87%(1)            28.84%       (26.69)%        4.23%        11.48%              (6.65)%(1)
Ratios to Average Net
Assets(3):
Expenses....................        1.25%(2)             1.28%         1.18%         1.21%         1.34%               1.34 %(2)
Net investment income.......        1.03%(2)             1.03%         0.60%         0.74%         0.75%               0.79 %(2)
Supplemental Data:
Net assets, end of period,
 in thousands...............     $56,126              $45,204       $25,424       $13,944        $4,156                 $66
Portfolio turnover rate.....          68%(1)               61%           56%           45%          158%                 52 %(1)

---------------------

     *   Commencement of operations.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

22
                       See Notes to Financial Statements

                      (This Page Intentionally Left Blank)

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President and General Counsel

Joseph J. McAlinden
Vice President

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(c) 2004 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
Value Fund

Semiannual Report
March 31, 2004

[MORGAN STANLEY LOGO]

                                                     36045RPT-RA04-00146P-Y03/04

Item 2.  Code of Ethics.

Not applicable for semiannual reports.


Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.


Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.


Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.


Item 6. [Reserved.]


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.


Item 8. [Reserved.]


Item 9 -- Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

    There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits
(a) Code of Ethics -- Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Value Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 18, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 18, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 18, 2004


                                       3